Client Concentration	12 Months Ended
Dec. 31, 2016
Client Concentration
Client Concentration

Note 18. Client Concentration

The list of our largest clients changes periodically and was further impacted by the Connolly iHealth Merger. Our significant clients accounted for the following percentages of total net revenue:

	Year Ended
	December 31,
	2016	2015	2014
Customer A	15%	14%	15%
Customer B	11%	10%	10%
Customer C	2%	3%	10%

In many instances, we provide our services pursuant to agreements which have auto renewal clauses and may be periodically subject to a competitive reprocurement process.